Inspire Corporate Bond ETF

IBD

(the “Fund”)

a Series of Northern Lights Fund Trust IV

Supplement dated September 6, 2024 to the Fund’s Prospectus dated March 29, 2024

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Effective immediately, the following replaces the second sentence of the first paragraph under the sub-heading “Inspire Corporate Bond” on page 62 of the Fund’s Prospectus:

The Index Provider selects domestic corporate bonds issued by companies that are considered large capitalization companies, are rated investment grade quality from a bond ratings agency widely recognized in the financial services industry and which have an Inspire Impact Score of zero or higher.

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You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 29, 2024, which provide information that you should know about the Fund before investing. The Fund's Summary Prospectus, Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.inspireetf.com or by calling 1-877-658-9473.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE